Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,417,663)	$ (1,761,220)	$ (3,502,077)	$ (3,930,221)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	463,251	314,785	1,436,383	995,228
Stock option expense	193,587	457,242	739,973
Amortization of debt discounts	31,789	9,953
Common stock issued for financing costs	1,440		30,316	39,922
Common stock issued for settlement agreement	3,240,600			252,900
Gain on forgiveness of debt	(8,000)		(184,775)
Operating lease expense	18,708
Changes in operating assets and liabilities:
Accounts receivable	77,604	21,492	(59,908)	(59,331)
Prepaid expenses	(31,815)	14,460	759,039	(674,000)
Other assets				(200,000)
Accounts payable	402,141	529,974	612,045	(174,132)
Accrued expenses	(12,776)	(148,216)	555,727	333,411
Customer deposit - related party	125,000		150,000
Operating lease liability	(6,654)
Net cash provided by (used in) operating activities	77,212	(561,530)	536,723	(3,416,223)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(47,051)			(225,000)
Deposit for vehicles		(35,537)		(164,080)
Net cash used in investing activities	(47,051)	(35,537)		(389,080)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock	50,000		275,000	10,500,000
Offering costs paid				(1,565,155)
Proceeds from exercise of stock options	15,400
Proceeds from advance from related parties	503,766		250,000
Repayment of advance from related parties	(34,485)		(150,000)
Proceeds from convertible note payable	500,000		342,675	2,009,300
Repayment of notes payable	(20,551)		(15,486)	(4,379,814)
Repayment of finance lease obligations	(961,705)	(621,783)	(2,422,451)	(1,780,043)
Net cash provided by (used in) financing activities	52,425	(621,783)	(1,720,262)	4,784,288
NET INCREASE (DECREASE) IN CASH	82,586	(1,218,850)	(1,183,539)	978,985
CASH, BEGINNING OF PERIOD	72,890	1,256,429	1,256,429	277,444
CASH, END OF PERIOD	155,476	37,579	72,890	1,256,429
CASH PAID FOR:
Interest	51,114	69,903	185,224	1,105,049
Income taxes
SUPPLEMENTAL NON-CASH INVESTING AND FINANCING ACTIVITIES
Payment of accounts payable/accrued expenses with common stock				421,500
Finance lease obligations	$ 3,705,417	$ 2,246,285	$ 3,705,417	$ 1,159,470